Document and Entity Information Document	Oct. 21, 2020
DEI [Abstract]
Entity Central Index Key	0000875357
Entity Incorporation, State or Country Code	OK
Document Type	8-K
Document Period End Date	Oct. 21, 2020
Entity File Number	0-19341
Entity Registrant Name	BOK FINANCIAL CORP ET AL
City Area Code	918
Local Phone Number	588-6000
Entity Tax Identification Number	73-1373454
Entity Address, Address Line One	Boston Avenue at Second Street
Entity Address, City or Town	Tulsa,
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74192
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false